Annual Fund Operating Expenses - COMSTOCK CAPITAL VALUE FUND	Apr. 30, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
COMSTOCK CAPITAL VALUE FUND Class AAA
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	1.90%
Expenses (as a percentage of Assets)	3.15%
Fee Waiver or Reimbursement	(3.15%)	[1]
Net Expenses (as a percentage of Assets)	0.00%	[1]
COMSTOCK CAPITAL VALUE FUND CLASS A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	1.90%
Expenses (as a percentage of Assets)	3.15%
Fee Waiver or Reimbursement	(3.15%)	[1]
Net Expenses (as a percentage of Assets)	0.00%	[1]
COMSTOCK CAPITAL VALUE FUND CLASS C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	1.90%
Expenses (as a percentage of Assets)	3.90%
Fee Waiver or Reimbursement	(3.90%)	[1]
Net Expenses (as a percentage of Assets)	0.00%	[1]
COMSTOCK CAPITAL VALUE FUND CLASS I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.90%
Expenses (as a percentage of Assets)	2.90%
Fee Waiver or Reimbursement	(2.90%)	[1]
Net Expenses (as a percentage of Assets)	0.00%	[1]

[1]	Gabelli Funds, LLC (the “Adviser”) has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at an annual rate of 0.00% for all classes of shares, on the first $25 million in Fund net assets. Under this same arrangement, the Fund has also agreed, during the three year period following the year of any such waiver or reimbursement by the Adviser, to repay such amount, but only to the extent the Fund’s Total Annual Fund Operating Expenses would not exceed an annual rate of 0.00% for the applicable class of shares, after giving effect to the repayments. This arrangement is in effect through April 30, 2027, and may be terminated only by the Board of Directors of the Company before such time. Any waivers and/or reimbursements made by the Adviser are subject to recoupment from the Fund for a period not to exceed three years after the occurrence of the waiver and/or reimbursement, provided that the Fund may only make repayments to the Adviser if such repayment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed either: (1) the expense cap in place at the time such amounts were waived or reimbursed, as applicable; or (2) the Fund’s current expense cap.